Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Empower Securefoundation Balanced Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Class L/MXLDX)
Average Annual Return, Percent		7.89%	5.48%		5.77%
Empower Securefoundation Balanced Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Institutional Class/MXCJX)
Average Annual Return, Percent		8.64%	6.15%	6.36%
Empower Securefoundation Balanced Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Investor Class/MXSBX)
Average Annual Return, Percent		8.18%	5.79%		6.07%
Empower Securefoundation Balanced Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Service Class/MXSHX)
Average Annual Return, Percent		8.09%	5.68%		5.96%
Empower Securefoundation Balanced ETF Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced ETF Fund (Class A/SFBPX)
Average Annual Return, Percent	[2]	3.54%	4.63%		5.59%
Without Sales Load [Member] | Empower Securefoundation Balanced ETF Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced ETF Fund (Class A/SFBPX)
Average Annual Return, Percent		8.99%	5.71%		6.13%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent		23.76%	14.11%	12.94%	12.73%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent		9.15%	6.06%	6.43%	6.52%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent		8.93%	5.93%		6.53%

[1]	Institutional Class inception date was May 1, 2015.
[2]	Reflects 5.00% sales charge